Pay vs Performance Disclosure pure in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance Table
In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Act, below is disclosure regarding executive compensation for our principal Executive Officer (“PEO,” also known as our CEO), and other NEOs and company financial performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown. Pursuant to SEC rules, the information in this “Pay Versus Performance Disclosure” section shall not be deemed to be incorporated by reference into any Celldex filing under the Securities Act or Exchange Act, unless expressly incorporated by specific reference in such filing.
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
Fiscal year ended December 31,	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(1)	Average Compensation Actually Paid to Non-PEO NEOs(2)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return	Value of Initial Fixed $100 Investment Based on Peer Group Total Shareholder Return(3)	Net Loss (in thousands)	Year-end cash & investment balance (in thousands)(4)
2022	$5,401,283	$10,096,324	$2,055,757	$3,596,459	$1,999	$153	$(112,325)	$304,952
2021	$6,045,894	$13,902,770	$2,390,179	$5,115,872	$1,733	$137	$(70,511)	$408,250
2020	$3,006,668	$6,390,027	$1,322,858	$2,705,672	$786	$111	$(59,780)	$194,422

(1)
As reflected elsewhere herein, our Non-PEO NEOs for 2022 were Tibor Keler, Ph.D., Sam Martin, Margo-Heath Chiozzi, M.D. and Diane C. Young, M.D. Our Non-PEO NEOs for 2021 were Tibor Keler, Ph.D., Freddy Jimenez, Sam Martin and Diane C. Young, M.D. Our Non-PEO NEOs for 2020 were Tibor Keler, Ph.D., Elizabeth Crowley, Margo-Heath Chiozzi, M.D. and Sam Martin.

(2)
The following table outlines the adjustments made to the compensation earned by the Company’s PEO and other NEOs, as presented in the Summary Compensation Table, to derive the compensation actually paid to the Company’s PEO and other NEOs.

	Adjustments
	Summary Compensation Table Total	Less: Grant Date Fair Value of Option Awards Granted during the Fiscal Year(a)	Add: Year-End Fair Value of Outstanding and Unvested Option Awards Granted during the Fiscal Year(b)	Adjust for Change in Fair Value of Outstanding and Unvested Option Awards Granted in Prior Fiscal Years(b)	Adjust for Change in Fair Value of Option Awards Granted in Prior Fiscal Years that Vested During the Fiscal Year(b)	Compensation Actually Paid
PEO
2022	$5,401,283	(4,262,250)	9,362,250	1,051,936	(1,456,895)	$10,096,324
2021	$6,045,894	(4,868,797)	6,697,600	3,863,005	2,165,068	$13,902,770
2020	$3,006,668	(1,950,788)	3,516,240	1,261,828	556,079	$6,390,027
Average Non-PEO NEOs
2022	$2,055,757	(1,402,280)	3,080,180	394,595	(531,793)	$3,596,459
2021	$2,390,179	(1,744,290)	2,399,475	1,365,289	705,219	$5,115,872
2020	$1,322,858	(759,613)	1,369,181	536,806	236,440	$2,705,672

(a)
Amounts reflect the aggregate grant-date fair value reported in the “Option Awards” column in the Summary Compensation Table for the applicable year.

(b)
Fair values as of each measurement date were determined using valuation assumptions and methodologies in accordance with Accounting Standards Codification (ASC) Topic 718.

(3)
The Peer Group TSR set forth in this table utilizes the NASDAQ Pharmaceutical (Subsector) Index (assuming reinvestment of all dividends), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K, included in our Annual Report on Form 10-K for the year ended

December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in our company and in the NASDAQ Pharmaceutical (Subsector) Index, respectively, and assumes reinvestment of all dividends. Historical stock performance is not indicative of future stock performance.
(4)
Our Company Selected Measure is calculated as follows: Year-end cash and investment balance (in thousands), which is calculated by adding the cash, cash equivalents and marketable securities from our consolidated balance sheet. Identifying a Company Selected Measure is a matter of opinion. Other companies, including our peer companies, may utilize different measures as a basis for compensation or may utilize similar measures that are calculated in a manner that is different from the manner in which we calculate that measure. We may change the Company Selected Measure from year to year, depending upon a number of factors relating to our business.

Company Selected Measure Name	Year-end cash & investment balance
Named Executive Officers, Footnote [Text Block]
(1)
As reflected elsewhere herein, our Non-PEO NEOs for 2022 were Tibor Keler, Ph.D., Sam Martin, Margo-Heath Chiozzi, M.D. and Diane C. Young, M.D. Our Non-PEO NEOs for 2021 were Tibor Keler, Ph.D., Freddy Jimenez, Sam Martin and Diane C. Young, M.D. Our Non-PEO NEOs for 2020 were Tibor Keler, Ph.D., Elizabeth Crowley, Margo-Heath Chiozzi, M.D. and Sam Martin.

Peer Group Issuers, Footnote [Text Block]
(3)
The Peer Group TSR set forth in this table utilizes the NASDAQ Pharmaceutical (Subsector) Index (assuming reinvestment of all dividends), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K, included in our Annual Report on Form 10-K for the year ended

December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in our company and in the NASDAQ Pharmaceutical (Subsector) Index, respectively, and assumes reinvestment of all dividends. Historical stock performance is not indicative of future stock performance.

PEO Total Compensation Amount	$ 5,401,283	$ 6,045,894	$ 3,006,668
PEO Actually Paid Compensation Amount	$ 10,096,324	13,902,770	6,390,027
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
The following table outlines the adjustments made to the compensation earned by the Company’s PEO and other NEOs, as presented in the Summary Compensation Table, to derive the compensation actually paid to the Company’s PEO and other NEOs.

	Adjustments
	Summary Compensation Table Total	Less: Grant Date Fair Value of Option Awards Granted during the Fiscal Year(a)	Add: Year-End Fair Value of Outstanding and Unvested Option Awards Granted during the Fiscal Year(b)	Adjust for Change in Fair Value of Outstanding and Unvested Option Awards Granted in Prior Fiscal Years(b)	Adjust for Change in Fair Value of Option Awards Granted in Prior Fiscal Years that Vested During the Fiscal Year(b)	Compensation Actually Paid
PEO
2022	$5,401,283	(4,262,250)	9,362,250	1,051,936	(1,456,895)	$10,096,324
2021	$6,045,894	(4,868,797)	6,697,600	3,863,005	2,165,068	$13,902,770
2020	$3,006,668	(1,950,788)	3,516,240	1,261,828	556,079	$6,390,027
Average Non-PEO NEOs
2022	$2,055,757	(1,402,280)	3,080,180	394,595	(531,793)	$3,596,459
2021	$2,390,179	(1,744,290)	2,399,475	1,365,289	705,219	$5,115,872
2020	$1,322,858	(759,613)	1,369,181	536,806	236,440	$2,705,672

(a)
Amounts reflect the aggregate grant-date fair value reported in the “Option Awards” column in the Summary Compensation Table for the applicable year.

(b)
Fair values as of each measurement date were determined using valuation assumptions and methodologies in accordance with Accounting Standards Codification (ASC) Topic 718.

Non-PEO NEO Average Total Compensation Amount	$ 2,055,757	2,390,179	1,322,858
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,596,459	5,115,872	2,705,672
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)
The following table outlines the adjustments made to the compensation earned by the Company’s PEO and other NEOs, as presented in the Summary Compensation Table, to derive the compensation actually paid to the Company’s PEO and other NEOs.

	Adjustments
	Summary Compensation Table Total	Less: Grant Date Fair Value of Option Awards Granted during the Fiscal Year(a)	Add: Year-End Fair Value of Outstanding and Unvested Option Awards Granted during the Fiscal Year(b)	Adjust for Change in Fair Value of Outstanding and Unvested Option Awards Granted in Prior Fiscal Years(b)	Adjust for Change in Fair Value of Option Awards Granted in Prior Fiscal Years that Vested During the Fiscal Year(b)	Compensation Actually Paid
PEO
2022	$5,401,283	(4,262,250)	9,362,250	1,051,936	(1,456,895)	$10,096,324
2021	$6,045,894	(4,868,797)	6,697,600	3,863,005	2,165,068	$13,902,770
2020	$3,006,668	(1,950,788)	3,516,240	1,261,828	556,079	$6,390,027
Average Non-PEO NEOs
2022	$2,055,757	(1,402,280)	3,080,180	394,595	(531,793)	$3,596,459
2021	$2,390,179	(1,744,290)	2,399,475	1,365,289	705,219	$5,115,872
2020	$1,322,858	(759,613)	1,369,181	536,806	236,440	$2,705,672

(a)
Amounts reflect the aggregate grant-date fair value reported in the “Option Awards” column in the Summary Compensation Table for the applicable year.

(b)
Fair values as of each measurement date were determined using valuation assumptions and methodologies in accordance with Accounting Standards Codification (ASC) Topic 718.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Relationship between Compensation Actually Paid and TSR
The graph below illustrates the relationship between compensation actually paid to the Company’s PEO and other NEOs, our total shareholder return and that of the NASDAQ Pharmaceutical (Subsector) Index.

Compensation Actually Paid vs. Net Income [Text Block]
Relationship between Compensation Actually Paid and Net Loss
The graph below illustrates the relationship between compensation actually paid to the Company’s PEO and other NEOs and the Company’s net loss.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Relationship between Compensation Actually Paid and Year-End Cash & Investment Balance
The graph below illustrates the relationship between compensation actually paid to the Company’s PEO and other NEOs and the Company’s year-end cash and investment balance.

Total Shareholder Return Amount	$ 1,999	1,733	786
Peer Group Total Shareholder Return Amount	153	137	111
Net Income (Loss)	$ (112,325,000)	$ (70,511,000)	$ (59,780,000)
Company Selected Measure Amount	304,952	408,250	194,422
PEO Name	Anthony S. Marucci.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Non-GAAP Measure Description [Text Block]
(4)
Our Company Selected Measure is calculated as follows: Year-end cash and investment balance (in thousands), which is calculated by adding the cash, cash equivalents and marketable securities from our consolidated balance sheet. Identifying a Company Selected Measure is a matter of opinion. Other companies, including our peer companies, may utilize different measures as a basis for compensation or may utilize similar measures that are calculated in a manner that is different from the manner in which we calculate that measure. We may change the Company Selected Measure from year to year, depending upon a number of factors relating to our business.

PEO [Member] | Grant Date Fair Value Of Option Awards Granted During The Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (4,262,250)	$ (4,868,797)	$ (1,950,788)
PEO [Member] | Year-End Fair Value Of Outstanding And Unvested Option Awards Granted During The Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	9,362,250	6,697,600	3,516,240
PEO [Member] | Adjust For Change In Fair Value Of Outstanding And Unvested Option Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,051,936	3,863,005	1,261,828
PEO [Member] | Adjust For Change In Fair Value Of Option Awards Granted In Prior Fiscal Years That Vested During The Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,456,895)	2,165,068	556,079
Non-PEO NEO [Member] | Grant Date Fair Value Of Option Awards Granted During The Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,402,280)	(1,744,290)	(759,613)
Non-PEO NEO [Member] | Year-End Fair Value Of Outstanding And Unvested Option Awards Granted During The Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,080,180	2,399,475	1,369,181
Non-PEO NEO [Member] | Adjust For Change In Fair Value Of Outstanding And Unvested Option Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	394,595	1,365,289	536,806
Non-PEO NEO [Member] | Adjust For Change In Fair Value Of Option Awards Granted In Prior Fiscal Years That Vested During The Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (531,793)	$ 705,219	$ 236,440